PGIM Floating Rate Income ETF Expense Example - PGIM Floating Rate Income ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	$ 906